Notes Payable and Other Debt (Scheduled Maturities) (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2018	$ 6,890
2019	6,326	$ 6,108
2020	1,960	1,844
2021	2,064	1,937
2022	2,161	2,030
Thereafter	54,719	57,220
Subtotal	74,120	82,357
Less: unamortized discounts	(188)	(191)	$ (205)
Less: deferred financing costs, net	(2,099)	(2,196)
Total debt	$ 71,833	$ 79,970